UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        February 14, 2013

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         41

Form 13F Information Table Value Total:         $891,306,611

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Altisource Asset Mgmt        Com    02153X108       625,252      8,227  Sole                27     8,200
Altisource Portfolio  Soluti Com    L0175J104     7,225,983     82,338  Sole               275    82,063
Altisource Residential Corp. Com    02153W100       429,653     27,489  Sole                91    27,398
American International Group Com    026874784    39,811,901  1,091,335  Sole           582,100   509,235
Apple Inc.                   Com    037833100    24,510,897     44,644  Sole            28,780    15,864
Applied DNA Sciences Inc.    Com    03815U102        11,450     50,000  Sole                 0    50,000
Bank of New York Mellon Corp Com    064058100    22,422,139    834,157  Sole           416,575   417,582
Barrick Gold Corp.           Com    067901108     6,313,219    177,687  Sole                 0   177,687
Berkshire Hathaway Inc. Clas Com    084670702    31,775,887    340,943  Sole            90,550   250,393
Chemtura Corp.               Com    163893209    88,526,313  3,969,790  Sole         2,914,425 1,055,365
Cisco Systems                Com    17275R102    46,350,060  2,278,764  Sole         1,597,825   680,939
Citigroup Inc.               Com    172967424    69,274,343  1,679,378  Sole         1,079,700   599,678
Clearwire Corp.              Com    18538Q105     1,989,156    695,509  Sole                 0   695,509
Corning Inc.                 Com    219350105    31,394,989  2,441,290  Sole         1,950,775   490,515
Dana Holding Corp            Com    235825205     4,625,100    285,500  Sole           282,500     3,000
DirecTV Class A              Com    25490A309    10,818,199    209,371  Sole                 0   209,371
Dish Network Corp.           Com    25470M109    54,585,077  1,476,869  Sole         1,092,350   384,519
Domtar Inc.                  Com    257559203    35,210,356    405,696  Sole           244,300   161,396
Ebay Inc.                    Com    278642103    13,257,201    247,382  Sole             3,700   243,682
Fairchild Semiconductor      Com    303726103    17,737,667  1,183,300  Sole         1,183,300         0
Goldman Sachs                Com    38141G104    14,734,598    111,914  Sole               550   111,364
Google Inc.                  Com    38259P508    63,436,258     87,710  Sole            56,850    30,860
Health Net Inc.              Com    42222G108     6,817,098    279,848  Sole             2,600   277,248
JP Morgan Chase & Co.        Com    46625H100    60,629,835  1,357,587  Sole           815,050   542,537
Mastercard Inc.              Com    57636Q104    14,651,382     28,713  Sole               440    28,273
MetroPCS Communications Inc. Com    591708102    55,983,841  5,771,530  Sole         4,735,450 1,036,080
Municipal Mtg & Eqty         Com    62624B101       678,926  1,508,725  Sole                 0 1,508,725
News Corp - Class B          Com    65248E203       535,643     19,700  Sole            19,700         0
News Corporation             Com    65248E104    57,908,551  2,176,195  Sole         1,156,275 1,019,920
ON Semiconductor Corp.       Com    682189105       188,304     25,550  Sole            16,450     9,100
Performance Technologies Inc Com    71376K102     1,157,115  1,394,115  Sole         1,394,115         0
Rock-Tenn Co.                Com    772739207    18,751,361    262,845  Sole           259,995     2,850
Spansion Inc.                Com    84649R200       153,908     10,900  Sole             5,700     5,200
Spartech Corp.               Com    847220209     5,314,255    550,700  Sole           548,300     2,400
Time Warner Inc.             Com    887317303    13,730,475    275,934  Sole             1,425   274,509
TRW Automotive Holdings Corp Com    87264S106    38,716,260    703,932  Sole           402,550   301,382
US Bancorp                   Com    902973304    12,962,980    393,175  Sole                 0   393,175
Vodafone Group PLC           Com    92857W209    11,339,942    442,103  Sole           441,900       203
Walt Disney Co.              Com    254687106     6,276,357    122,825  Sole                 0   122,825
Wells Fargo & Co             Com    949746101       238,340      6,800  Sole                 0     6,800
Western Digital Corp         Com    958102105       206,340      4,750  Sole             3,050     1,700

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